RESTRICTED ASSETS (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial assets in guarantee
Special guarantee accounts in the Argentine Central Bank	$ 21,763,021	$ 32,058,218
Guarantee deposits for currency forward transactions	11,193,935	8,419,865
Guarantee deposits for credit cards transactions	2,676,321	3,109,343
Other guarantee deposits	9,776,635	1,469,103
Financial assets in guarantee	$ 45,409,912	$ 45,056,529